Other Assets (Details) - USD ($)	Mar. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Software and development	$ 1,919,688		$ 1,566,177	$ 1,139,409
Operating Lease ROU assets, net	208,311	$ 514,000		104,122
Other assets	$ 2,127,999		$ 1,566,177	$ 1,243,531